Other comprehensive income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ (1,038)	€ (56)	€ 1,567
Changes in value recognised in equity	944	242	(1,705)
Increase (decrease) in net defined benefit liability (asset) resulting from miscellaneous other changes	(94)
Foreign exchange gain (loss)	41	(542)	(562)
Impairment loss (reversal)	12,956	10,863	7,407
Financial assets at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)	44	7	19
Goodwill
Disclosure of analysis of other comprehensive income by item [line items]
Foreign exchange gain (loss)	249		167
Spain
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	10	€ (295)	(37)
Decrease (increase) in accumulated actuarial losses/profits	€ (10)
Actuarial assumption of discount rates	3.35%	3.80%
Germany
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ (34)
Actuarial assumption of discount rates	3.57%	4.21%
Portugal
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ (9)
Actuarial assumption of discount rates	3.50%	3.70%
United Kingdom
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ 687	€ 857	€ (1,475)
Decrease (increase) in accumulated actuarial losses/profits	€ (687)
Actuarial assumption of discount rates	4.63%	4.88%	1.90%
Actuarial assumption of expected rates of inflation	3.02%	3.11%	3.37%
Actuarial assumption of expected rates of pension increases	2.96%	2.98%	3.21%
Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ (184)
Actuarial assumption of expected rates of inflation	3.00%
Actuarial assumption of expected rates of pension increases	8.65%	9.44%
Actuarial assumption of medical cost trend rates	8.70%	9.46%
Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ (20)